MARKETABLE SECURITIES AND ACCRUED INTEREST	6 Months Ended
Jun. 30, 2015
Marketable Securities and Accrued Interest [Abstract]
Marketable Securities and Accrued Interest Disclosure [Text Block]
NOTE 3:-	MARKETABLE SECURITIES AND ACCRUED INTEREST

The following is a summary of available for sale marketable securities:

	June 30, 2015
	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	Value
	Unaudited
Corporate debentures:
Maturing within one year	$3,584	$14	$(12)	$3,586
Maturing between one to five years	52,225	49	(167)	52,107
Accrued interest	514	-	-	514

	$56,323	$63	$(179)	$56,207

	December 31, 2014
	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	Value
	Audited
Corporate debentures:
Maturing between one to five years	$59,072	$12	$(400)	$58,684
Accrued interest	543	-	-	543

	$59,615	$12	$(400)	$59,227

These investments were issued by highly rated corporations. Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost of the Company's investment. As of June 30, 2015 and December 31, 2014, the Group did not have any investment in marketable securities that was in an unrealized loss position for a period of twelve months or greater. Since the Company had the ability and intent to hold these investments until an anticipated recovery of fair value, which may be until maturity, the Company did not consider these investments to be other-than-temporarily impaired as of June 30, 2015. Unrealized gains (losses) are valued using alternative pricing sources and models utilizing market observable inputs.